SHARE-BASED PAYMENTS - Options (Details)	6 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
SHARE-BASED PAYMENTS
Period to date to date exercise price of options on cashless basis at their WVAP	20 days
Options incentive Plan
SHARE-BASED PAYMENTS
Number of options, granted during the period | $	93,600	0
Directors and Sr, Management
SHARE-BASED PAYMENTS
Number of shares authorized to be granted | shares	1,200,000
Exercise price, share options granted | $ / shares	$ 4.55
Junior Management
SHARE-BASED PAYMENTS
Number of shares authorized to be granted | shares	100,000
Exercise price, share options granted | $ / shares	$ 5.55